LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT
16. LONG-TERM DEBT

Below is a summary of the long-term portion and current portion of long-term debt as at December 31, 2013 and 2012:

	December 31, 2013			December 31, 2012
Description	Long-term	Current portion	Total	Long-term	Current portion	Total

Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility	$-	$32,525	$32,525	$-	$32,525	$32,525
Portigon AG (ex West LB Bank) Credit Facility	-	24,781	24,781	-	25,250	25,250
Piraeus Bank Credit Facilities	-	-	-	-	17,964	17,964
Mojave Finance Inc	-	3,000	3,000	-	3,000	3,000
Ending Balance	$-	$60,306	$60,306	$-	$78,739	$78,739

Due to its economic conditions and operational difficulties during 2011, the Company entered into restructuring discussions with each of the lenders under the Company’s facility and credit agreements set forth in sections (a) through (h)  below, the holders of the 7% Notes set forth in Note 17 and the counterparties to the Company’s capital leases set forth in Notes 17 and 26 (Capital Lease Obligations) (collectively, the agreements governing such debt, the “Financing Documents”). As part of those discussions, the Company appointed Moelis & Company (“Moelis”) to act as the Company’s financial advisors in respect of an overall restructuring proposal with respect to the Financing Documents. On November 8, 2011, the Company and Moelis presented to each of the lenders under the Financing Documents a commercial presentation which set out a comprehensive global restructuring proposal (the “Restructuring Proposal”), and which included, among other things, proposed amendments to the Financing Documents (including amortization relief and reset of financial covenants). The aim of the restructuring was to increase liquidity, normalize trade vendor payments and deleverage the Company on a going forward basis. The Company has completed the restructuring efforts for the Syndicate Facility Agreement, Kamsarmax Syndicate Facility Agreements, Eurobank Credit Facility, Northern Shipping Fund LLC Capital Lease Obligation, Portigon AG (formerly, West LB Bank) Credit Facility, Piraeus Bank Credit Facilities, Handysize Syndicate Facility Agreement, Lemissoler Maritime Company W.L.L. Capital Lease Obligation (all references to the Lemissoler Maritime Company W.L.L. Capital Lease Obligation refer to the agreement entered into with Prime Mountain Shipping Ltd, Prime Lake Shipping Ltd, Prime Time Shipping Ltd and Prime Hill Shipping Ltd, the four affiliate companies of Lemissoler Maritime Company W.L.L., in November 2010, for the sale and immediate bareboat leaseback of four dry bulk vessels comprised of three Capesize vessels, the Brazil, the Australia, and the China, as well as the Panamax vessel Grand Rodosi) and the 7% Notes, subject, in the case of the Syndicate Facility Agreement, to final payment of outstanding fees. However, due to the recent economic conditions of the country of Cyprus and the acquisition of the Greek branch of Cyprus Popular Bank Public Co. Ltd. by Piraeus Bank A.E. (“Piraeus Bank”), the Company’s restructuring efforts with Piraeus Bank (CPB loan) have experienced difficulties and, as a result, have been delayed. Due to these difficulties, the Company has chosen to treat its negotiations with Piraeus Bank (CPB loan) separately from its restructuring efforts with its other lenders. The Company remains in restructuring negotiations with Piraeus Bank (CPB loan) outside of the Restructuring Proposal. In addition, while the Company has completed its restructuring efforts with the lenders under the Syndicate Facility Agreement, it continues to have an outstanding liability of $129 under the Syndicate Facility Agreement related to loan fees outstanding. While the proceeds from the sale of the four LR1 vessels under the Syndicate Facility Agreement were used to repay the outstanding amounts owed and fees under the agreement, the Company has nevertheless not been formally discharged and released of any and all of its obligations in respect of the Syndicate Facility Agreement due to this outstanding liability.

During 2011 and 2012 the Company sold, disposed of or handed control over to its lenders a total of 20 vessels and hulls under construction (or the ownership of the shipowning subsidiaries) in connection with the restructuring. To the extent that the Company has sold vessels, the sale proceeds have been used to repay the related debt.

Since June 2011, the Company had defaulted under each of its Financing Documents in respect of certain covenants (including, in some cases, the failure to make amortization and interest payments, the failure to satisfy financial covenants and the triggering of cross-default provisions). As of December 31, 2013, the Company was in default under its credit agreements with Piraeus Bank (CPB loan), Mojave Finance Inc. and the 4.5% Senior Convertible Note due in 2022 issued to Prime Shipping Holding Ltd (“Prime”)(an affiliate of Lemissoler Maritime Company W.L.L. (“Lemissoler”) )(“4.5% Note”) (refer to Note 17), as those credit facilities had not yet been restructured and discharged.    In addition, as of December 31, 2013, the Company was also in default in relation to Portigon AG. To date, the Company continues to be in default under the Piraeus Bank (CPB loan) Credit Facility, the 4.5% Note, the Portigon AG Credit Facility, and the Mojave Finance Inc. Credit Facility. These lenders have continued to reserve their rights in respect of such defaults. They have not exercised their remedies at this time; however, they could change their position at any time. As such, there can be no assurance that a satisfactory final agreement will be reached with these lenders, or at all.

As of December 31, 2013, the Company has defaulted on payments of principal and interest with respect to the Piraeus Bank (CPB loan), Portigon AG and Mojave Finance Inc and was not in compliance with certain of its covenants. Since the Company’s lenders have the right, absent receipt of waivers, to demand the repayment of its debt at any given time, the Company reclassified its long term debt as of December 31, 2013 and 2012 as current liabilities in its consolidated balance sheet.

(a) Syndicate Facility Agreement

As part of the 2009 recapitalization, the Company’s existing syndicate of lenders entered into a $221,400 facility agreement, referred to herein as the “Syndicate Facility Agreement”, by and among the Company and the banks identified therein in order to refinance the Company’s existing revolving credit facility.

On December 21, 2011, with the consent of the lenders under the Syndicate Facility Agreement, the Company agreed for the sale of the four LR1 vessels related to this facility, and the lenders agreed with NewLead to accept the gross sale proceeds in full and final satisfaction of all liabilities owed to the syndicate under the governing loan agreement. Following this agreement, $64,532, which constituted the proceeds of the sales of the Newlead Avra and the Newlead Fortune (sold in December 2011), and $80,159, which constituted the proceeds of the sales Newlead Compass and the Newlead Compassion (sold in January 2012), were applied against the loan. As of December 31, 2013 and 2012, the outstanding balance due to the syndicate lenders was $129, which is included in accounts payable and related to loan fees outstanding. While the proceeds from the sale of the four LR1 vessels under the Syndicate Facility Agreement were used to repay outstanding amounts owed and fees under the agreement, the Company has nevertheless not been formally discharged and released of any and all of its obligations in respect of the Syndicate Facility Agreement due to this outstanding liability as of December 31, 2012.

(b) Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility

On December 10, 2010, the Company entered into a Loan Agreement with Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.) (“Piraeus Bank (CPB loan)”) for a reducing revolving credit facility of up to $62,000, in order to refinance the loans of the Newlead Venetico and the Newlead Markela, and to finance the working and investment capital needs. The provisions of the agreement include a cash sweep of all surplus of quarterly earnings of the related vessels. Borrowings under this loan facility bore during 2013 an approximate effective interest rate  of 6.32%, including the margin.

On April 5, 2012, with the consent of Piraeus Bank (CPB loan), the Company entered into an agreement for the sale of the Newlead Venetico and that vessel was delivered to the buyer on May 8, 2012 for proceeds of approximately $9,450. The proceeds of such sale were applied towards (a) the prepayment of the total outstanding amounts due under the loan agreement for the Newlead Venetico in a total aggregate amount of $6,736, (b) interest payable and (c) the payment of outstanding trade and vendor payments. Since June 2013 and as of December 31, 2013, the outstanding balance on such loan facility of $32,525 is fully payable.

As of December 31, 2013 and 2012, the Company has defaulted on interest payments under the loan agreement.

(c) Portigon AG (formerly, West LB Bank) Credit Facility

On April 1, 2010, the Company assumed a Loan Agreement with Portigon AG, relating to a term loan facility of up to $27,500 in relation to the Newlead Victoria. On March 28, 2013, the Company agreed with Portigon AG (“Portigon”) to certain amendments to the credit facility, which include, among others, that: (a) the outstanding balance of $25,250 is to be payable in 3 quarterly installments of $300, followed by 5 quarterly installments of $375, followed by 15 quarterly installments of $475, followed by a balloon payment of $15,350 due on the last payment date (the first repayment installment shall be repaid on June 30, 2013 and the balloon installment shall be repaid on January 31, 2019), (b) the Company is waived from the application of the minimum security cover provisions set out in the original agreement as of the date of the amendment until the earlier of (i) the date on which the bank is satisfied that the security cover ratio is not less than 100% and (ii) December 31, 2013 (inclusive), and (c) the Company was waived from the application of the financial covenants as of the date of the amendment until June 30, 2013 (inclusive).

Borrowings under this loan facility bore during 2013 an approximate effective interest rate of 3.40%, including the margin of  3.25%. The applicable margin is calculated as follows: (a) 3.25% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is less than 125%; (b) 3% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is less than 125%; (c) 2.75% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is equal to or greater than 125%; and (d) 2.50% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is equal to or greater than 125%.

Furthermore, it was agreed that Portigon will have the option to demand the sale of the vessel Newlead Victoria at any time that the market value of the vessel is at least equal to the amount of the loan outstanding on that date. Portigon will be entitled to 75% of the balance of the proceeds after repayment of the outstanding loan balance, any other amounts owed under the loan agreement (i.e. accrued interest), any direct sale costs approved by Portigon and any trade debt for an amount which will not exceed in aggregate $500. Moreover, the vessel’s excess cash must be applied towards the prepayment of the balloon installment, in accordance with the following, all as described in the amended loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility.

The vessel’s excess cash must be applied towards the prepayment of the balloon installment until such time as the balloon installment has been reduced to $6,000, in accordance with the following, all as described in the loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2013, the Company was not in compliance with this ratio. The loan facility includes, among other things, financial covenants including: (i) a minimum market adjusted equity ratio of 25% for the period from September 30, 2012 until June 30, 2013, increasing to 30% thereafter (as of December 31, 2013, the Company was in breach of this covenant); (ii) a minimum liquidity equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2013, the Company was in compliance of this covenant); (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2013, the Company was in breach of this covenant) and (iv) a minimum interest coverage ratio of 2:1 for the period from September 30, 2012 until June 30, 2013, increasing to 2.5:1 thereafter (as of December 31, 2013, the Company was in breach of this covenant). As of December 31, 2013, the Company has defaulted on principal and interest payments. As of December 31, 2013, the outstanding balance was $24,781.

(d) Piraeus Bank Credit Facilities

On April 1, 2010, the Company assumed a Loan Agreement with Piraeus Bank, dated March 31, 2010, for a loan of up to $21,000 relating to the Grand Ocean. On December 29, 2011, the Company, with the consent of Piraeus Bank, entered into an agreement for the sale of the Grand Ocean and that vessel was delivered to the buyer on January 11, 2012 for proceeds of approximately $8,150. Piraeus Bank applied the proceeds of such sale towards (a) the prepayment of $6,510 of the outstanding amounts due under the loan agreement for the Grand Ocean (b) interest payable and (c) the payment of outstanding trade and vendor payments. In addition, a repayment of $490 was effected on June 21, 2012.

On April 1, 2010, the Company also assumed a Loan Agreement with Piraeus Bank, dated March 19, 2008, as supplemented by a First Supplemental Agreement, dated February 26, 2009, and a Second Supplemental Agreement, dated March 31, 2010, for a loan of up to $76,000 in relation to the Hiona and the Hiotissa. On June 20, 2012, the Company entered into an agreement with Piraeus Bank, as amended on April 10, 2013 to proceed with the sale of two tanker vessels, Hiona and Hiotissa, for an aggregate amount of approximately $57,000 and to convert the remaining outstanding debt of Hiona, Hiotissa and Grand Ocean, subject to the satisfaction of certain conditions precedent by the Company, into common shares of the Company. The Hiona and Hiotissa were sold during July 2012, and the proceeds of such sale were applied towards (a) the prepayment of the total outstanding amounts due under the loan agreement for the two vessels, in an aggregate amount of approximately $51,100, (b) interest payable and (c) the payment of outstanding trade and vendor payments. In addition, a repayment of $271 was effected on November 2, 2012.

On April 11, 2013, 102,779 common shares were issued to Piraeus Bank and vested immediately upon issuance. Pursuant to a Registration Rights Agreement entered into in connection with the agreement, as subsequently amended on April 10, 2013, Piraeus Bank may demand that the Company file a registration statement with respect to the shares, request that the Company file a registration statement on Form F-3 if the Company is entitled to use such form, or request that the common shares be covered by a registration statement that the Company is otherwise filing (i.e., piggy-back registration). On April 25, 2013, the Company was fully discharged and released from any and all obligations to Piraeus Bank under the credit facilities. As of December 31, 2013, the outstanding balance was $0.

(e) Kamsarmax Syndicate Facility Agreements

On April 15, 2010, the Company assumed two facility agreements (the “Kamsarmax Syndicate Facility Agreements”) in relation to the two acquired Kamsarmaxes (“Kamsarmax Syndicate”), the Newlead Tomi and the Newlead Gujarat. The senior facility agreement which was entered into with Bank of Scotland, BTMU Capital Corporation and Bank of Ireland, was for $66,667 and the junior facility agreement which was entered into with Bank of Scotland and BTMU Capital Corporation was for $13,333.

On February 24, 2012, the Bank of Scotland issued notices of enforcement and notices of default and acceleration in relation to the senior loan agreement and the junior loan agreement, each dated April 15, 2010, between Ayasha Trading Corporation (“Ayasha”) and Bethune Properties S.A. (“Bethune”), as borrowers, and the Bank of Scotland, BMTU Capital Corporation, and the Bank of Ireland, as lenders. In addition, the Bank of Scotland filed claim forms in the High Court of England and Wales against the borrowers representing claims for approximately $62,684 and $13,938 under the Kamsarmax Syndicate Facility Agreements and sought a declaration, that, among other things, the Bank of Scotland was entitled to make a demand against the Company in respect of sums owing under the Kamsarmax Syndicate Facility Agreements. Ayasha and Bethune were the shipowning companies of the motor vessels “Newlead Tomi” and “Newlead Gujarat,” respectively. Pursuant to such notices, the Bank of Scotland, as the agent and security trustee under each of the Kamsarmax Syndicate Facility Agreements, exercised its rights to foreclose on the shares of Ayasha and Bethune, which secured the loans under the Kamsarmax Syndicate Facility Agreements and the vessels were handed over to the lenders control. The gain on the transaction resulting from the release of the respective liabilities to the lender amounted to $24,576 and is included in Loss from discontinued operations.

On August 1, 2012, the Company was formally discharged and released of any and all of its obligations in respect of the Kamsarmax Syndicate Facility Agreements.

As of December 31, 2012 and 2013, no outstanding balance remained.

(f) First Business Bank (FBB) Credit Facility

As of December 31, 2011, no outstanding balance remained under the FBB credit facility. On April 27, 2012, the Company was fully discharged and released of any and all of its obligations to FBB outstanding under the FBB loan agreements.

(g) Eurobank Credit Facility

On July 9, 2010, the Company assumed a Loan Agreement with Eurobank, for a loan facility of up to $32,000 in relation to the Newlead Esmeralda. On February 10, 2012, with the consent of Eurobank, the Company agreed to the sale of the Newlead Esmeralda for proceeds of approximately $11,400. The proceeds of the sale were applied towards (a) the full and final satisfaction of all indebtedness owed to Eurobank under the loan agreement with Eurobank and (b) the payment of outstanding trade and vendor payments. As of February 16, 2012 the sale of this vessel was completed and on February 16, 2012, the Company was fully discharged and released from any and all obligations to Eurobank under the credit facility and related documents. As of December 31, 2013 and 2012, no outstanding balance remained.

(h) Handysize Syndicate Facility Agreement

On July 9, 2010, the Company assumed a Loan Agreement with DVB Bank, Nord LB and Emporiki Bank, for a loan facility of up to $48,000 in relation to two newbuilding vessels. On March 21, 2012, with the consent of the lenders, the Company entered into a memorandum of agreement with an unrelated party for the sale of the Navios Serenity for proceeds of approximately $26,000. On March 26, 2012 the vessel was sold and the proceeds of the sale were applied towards the outstanding balance owed under the credit facility with DVB Bank, Nord LB and Emporiki Bank. Up to the sale of the vessel, the Company had defaulted on a number of principal and interest payments. On February 20, 2012, the Company received a default letter from the yard in respect of the delay of the payment of an installment of $7,400 after the completion of the “steel cutting” in September 2011 for the Handysize Hull 4029. On May 22, 2012, the Company signed an agreement with the shipbuilder and the Shipbuilding Contract with SPP Shipbuilding Co, Ltd., in which the prior contract with the yard was terminated and ceased to be valid. Under this agreement, the Company and the yard mutually waived all rights and released and discharged each other from all liabilities, obligations, claims and demands. This agreement resulted in the Company being released from the $7,400 liability to the yard and the $7,240 write-off of the balance of the vessel under construction. In addition, on May 22, 2012, the Company was released from its obligations under the related facility for the Handysize Hull 4029, which were $5,492, and on November 23, 2012, the Company was formally discharged and released of any and all of its obligations in respect of the Handysize Syndicate Facility Agreement.

(i) Mojave Finance Inc. Credit Facility

On April 10, 2012, the Company, as a third party, and NewLead Holdings (US) Corp. (refer to Note 6), entered into a Loan Agreement with Mojave Finance Inc., for a secured loan facility of $3,000 in order to finance its coal business. Pursuant to a Pledge Agreement, the loan facility is secured by an interest of 52% in NewLead Mojave Holdings LLC and 50% in New Lead JMEG LLC (the “Security”). The loan was initially payable in three equal monthly installments, the first to be paid one month after the drawdown date with each subsequent payment on a monthly basis. Pursuant to the Loan Agreement, the Company and NewLead Holdings (US) Corp. shall not, without prior written consent of Mojave Finance Inc., permit or create any security interest in the Security or permit or create any security interest in the assets of NewLead Holdings (US) Corp., NewLead Mojave Holdings LLC or New Lead JMEG LLC. Should NewLead Holdings (US) Corp. and/or the Company sell their entire interest in New Lead JMEG LLC, or any part thereof, such entity will have the obligation to prepay the loan, or any portion thereof, as applicable, in proportion to the interest sold. On July 9, 2012, the loan facility was amended. Pursuant to the amendment, the loan was payable after a nine-month period following the drawdown date, with the $3,000 repayment due on January 11, 2013. On January 9, 2013 and July 9, 2013, the loan facility was further amended. Pursuant to the second and the third amendments, the loan is payable after an eighteen-month period following the drawdown date, with the $3,000 repayment due on October 11, 2013. Since October 2013 and as of December 31, 2013, the outstanding balance on such loan facility of $3,000 is fully payable.  As of December 31, 2013, the Company has also defaulted in interest payments. Borrowings under this loan facility bore during 2013 an approximate effective interest rate, including the margin of 5.10%.

(l) New Coal Holding LLC

On September 3, 2013, the Company entered into an agreement with New Coal Holding LLC for a Loan Facility of up to $300. The facility was payable in one balloon payment due three months from the final draw-down. During December 2013, the facility was fully repaid through  the issuance of 25,000 common shares. However, there is a true-up clause referring to market value of common shares issued for the settlement. Refer to Note 22 for further details.

Joint Venture Loans

(j) Oppenheim Capital Ltd

On March 8, 2013, New Lead JMEG LLC entered into an agreement with Oppenheim Capital Ltd for a revolving credit facility of up to $1,350. The facility was payable in one balloon payment due twelve months from the final draw-down unless the lender agrees, in its sole discretion, to extend to such date as the lender may determine. Borrowings under this facility bore a fixed interest rate of 24% per annum on the unpaid principal balance. The credit facility has been added to Hanover agreement.

(k) Swanbury Investments SA

On March 4, 2013, New Lead JMEG LLC entered into an agreement with Swanbury Investments SA for a Loan Facility of up to $500. The facility was payable in one balloon payment due three months from the final draw-down. Borrowings under this facility bore a fixed interest rate of 24% per annum on the unpaid principal balance. During June 2013, the facility was fully repaid.

Other Information

Amounts drawn under the Piraeus Bank (CPB loan) and Portigon AG are secured by first priority mortgages on the Company’s vessels, guaranteed by each vessel-owning subsidiary and guaranteed by NewLead Holdings.

The amounts shown as interest and finance expense in the statements of operations and comprehensive loss are analyzed as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2013	2012	2011

Interest expense	$6,952	$8,125	$11,528
Amortization of deferred charges	460	5,624	2,112
Amortization of the beneficial conversion feature	264	71,561	8,161
Hanover Holdings I LLC commission	31,982	-	-
Other expenses	23,012	1,239	871
	$62,670	$86,549	$22,672

The effective interest rate at December 31, 2013 was approximately 4.95% per annum (December 31, 2012: 4.31% and December 31 2011: 4.88%). Capitalized interest for the year ended December 31, 2013 amounted to $0 ($20 for the year ended December 31, 2012 and $2,549 for the year ended December 31, 2011, respectively).  For the year ended December 31, 2013, other expenses include mainly financing expenses is relation to coal acquisitions in the amount of $20,000, expenses in relation to financing services in respect of the shipping sector in the amount of $2,510 and fair value of convertible notes in the amount of $513.